Share capital and share-based compensation - Summary of RSU Activities (Details) - Restricted share units	6 Months Ended		12 Months Ended
	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 $ / shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	2,000,680	938,752	938,752
Granted (in shares)	2,261,496	1,377,985
Number of other equity instruments exercised (in shares)	(544,000)	(40,404)
Forfeited (in shares)	(206,821)	(24,613)
Ending balance (in shares)	3,511,355	2,251,720	2,000,680
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Granted (in dollars per share) | $ / shares	$ 5.63	$ 7.70
Exercised (in dollars per share) | $ / shares	7.67	13.20
Forfeited (in dollars per share) | $ / shares	7.92	9.15
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $ / shares	$ 6.92	$ 9.16	$ 8.69	$ 11.47